Investments - Summary of Ownership Interest in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Vinci USA LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	75.00%	75.00%